                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                                Amendment No.

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV     Pittsburgh, PA                November 15, 2004
----------------------     --------------------------    -----------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None

                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                68
                                             ------------------

Form 13F Information Table Value Total:          $168,259
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

                         STALEY CAPITAL ADVISERS, INC.
                                    FORM 13F
                               SEPTEMBER 30, 2004


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA, INC.                    COM              013817101      313     9309 SH       SOLE                     9309
ALLIANCE CAP. LP               COM              01855A101      710    20000 SH       SOLE                    20000
ALLSTATE CORP.                 COM              020002101      561    11683 SH       SOLE                    11683
ALTRIA GROUP INC.              COM              02209S103     2661    56575 SH       SOLE                    56575
AMPHENOL CORP NEW - CL A       COM              032095101    13190   385000 SH       SOLE                   385000
AON CORP.                      COM              037389103     2891   100600 SH       SOLE                   100600
BANK OF AMERICA                COM              060505104      739    17058 SH       SOLE                    17058
BELLSOUTH CORP.                COM              079860102      236     8698 SH       SOLE                     8698
BERKSHIRE HATHAWAY B           COM              084670207     1829      637 SH       SOLE                      637
BLACK & DECKER CORP COM        COM              091797100      457     5900 SH       SOLE                     5900
BP PLC - SPONS ADR             COM              056622104      602    10460 SH       SOLE                    10460
CATALYTICA ENERGY SYSTEMS      COM              148884109       33    15000 SH       SOLE                    15000
CENDANT CORP                   COM              151313103    14372   665360 SH       SOLE                   665360
CHEVRONTEXACO                  COM              166764100      717    13370 SH       SOLE                    13370
CITIGROUP, INC.                COM              172967101      418     9473 SH       SOLE                     9473
CONSECO INC                    COM              208464883    13895   786820 SH       SOLE                   786820
DECISIONONE CORP NEW           COM              243457108      740    74013 SH       SOLE                    74013
EXXON MOBIL                    COM              30231G102      998    20659 SH       SOLE                    20659
FIRST HORIZON                  COM              320517105     1309    30200 SH       SOLE                    30200
FISHER SCIENTIFIC              COM              338032204    13177   225900 SH       SOLE                   225900
GENERAL ELECTRIC               COM              369604103     1011    30093 SH       SOLE                    30093
HEARTLAND TECHNOLOGIES         COM              421979105        0    20000 SH       SOLE                    20000
HEINZ H.J. CO.                 COM              423074103     2216    61525 SH       SOLE                    61525
HONEYWELL INTL.                COM              438516106      243     6775 SH       SOLE                     6775
J.P. MORGAN CHASE              COM              46625H100     2422    60967 SH       SOLE                    60967
KINDER MORGAN ENERGY PRTNRS. L COM              494550106      796    17000 SH       SOLE                    17000
KRAFT FOODS                    COM              50075N104     3714   117100 SH       SOLE                   117100
LIBERTY MEDIA                  COM              530718105     8264   947683 SH       SOLE                   947683
MASCO CORP.                    COM              574599106      502    14550 SH       SOLE                    14550
MAY DEPT. STORES               COM              577778103     1553    60600 SH       SOLE                    60600
MERCK & CO. INC.               COM              589331107     2683    81312 SH       SOLE                    81312
MERITOR SAVINGS BANK-PA        COM              590007100     2144   504400 SH       SOLE                   504400
METROMEDIA INTL.               COM              591695101     1528  3117900 SH       SOLE                  3117900
MICROSOFT CORP                 COM              594918104      232     8399 SH       SOLE                     8399
NEWELLRUBBERMAID               COM              651229106     8538   426064 SH       SOLE                   426064
NEXTWAVE TELECOM INC-CL B      COM              65332M103     1375   250000 SH       SOLE                   250000
OMNICARE INC                   COM              681904108      305    10750 SH       SOLE                    10750
PFIZER                         COM              717081103      464    15175 SH       SOLE                    15175
PHARMACEUTICAL HOLDRs          COM              71712A206     2584    36300 SH       SOLE                    36300
PLAYTEX PROD.                  COM              72813P100     3914   621200 SH       SOLE                   621200
PNC BANK CORP.                 COM              693475105      288     5316 SH       SOLE                     5316
POLYMER GROUP                  COM              731745204      774    67916 SH       SOLE                    67916
POLYMER GROUP B                COM              731745303      122    10345 SH       SOLE                    10345
PRIMEDIA INC                   COM              74157K101     3611  1536500 SH       SOLE                  1536500
PROCURENET INC RSTD            COM              8357627         66   438515 SH       SOLE                   438515
REYNOLDS AMERICA               COM              761713106      476     7000 SH       SOLE                     7000
ROYAL DUTCH PET.               COM              780257804     1551    30050 SH       SOLE                    30050
SAFECO CORP COM                COM              786429100      294     6450 SH       SOLE                     6450
SBC COMM. INC.                 COM              78387G103      236     9081 SH       SOLE                     9081
SCHERING-PLOUGH                COM              806605101     1820    95473 SH       SOLE                    95473
SIRIUS SATELLITE               COM              82966U103       35    11000 SH       SOLE                    11000
SOVEREIGN BANC.                COM              845905108      965    44214 SH       SOLE                    44214
STANLEY WORKS                  COM              854616109      564    13250 SH       SOLE                    13250
VERIZON COMM.                  COM              92343V104      431    10950 SH       SOLE                    10950
WASH. MUTUAL                   COM              939322103     5964   152600 SH       SOLE                   152600
WASTE MGMT.                    COM              94106L109    13149   480960 SH       SOLE                   480960
UTILITIES SELECT SECTOR SPDR   MUTUAL           81369Y886     1355 54100.00 SH       SOLE                 54100.00
iSHARES DIVIDEND               MUTUAL           464287168      786 13700.00 SH       SOLE                 13700.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    13325 294800.00SH       SOLE                294800.00
iSHARES S&P 500/BARRA VALUE    MUTUAL           464287408      576 10000.00 SH       SOLE                 10000.00
LIB. MEDIA INTL                MUTUAL           530719103     5805 173990.00SH       SOLE                173990.00

                         STALEY CAPITAL ADVISERS, INC.
                                    FORM 13F
                               SEPTEMBER 30, 2004


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

COHEN & STEERS RT & PF COM     MUTUAL           19247X100      231     9200 SH       SOLE                     9200
BLACKROCK INV. QUALITY TERM 20 BOND             09247J102      203 20700.00 SH       SOLE                 20700.00
MFS INTERMED. INCOME TRUST     BOND             55273C107      484 73542.48 SH       SOLE                 73542.48
PUTNAM MASTER INTERM. INCOME   BOND             746909100       87 12900.00 SH       SOLE                 12900.00
TEMPLETON EMERG. INCOME        BOND             880192109      289 22400.00 SH       SOLE                 22400.00
BLACKROCK MUNI TARGET TRUST    TAX-FREE         09247M105      106    10000 SH       SOLE                    10000
NUVEEN PA. PREMIUM INCOME      TAX-FREE         67061F101      331    21876 SH       SOLE                    21876

REPORT SUMMARY                 68 DATA RECORDS              168259           0 OTHER MANAGERS ON WHOSE BEHALE REPORT IS FILED